BNY MELLON MUNICIPAL FUNDS, INC.

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, New York 10286

December 11, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Emily Rowland

Re:	BNY Mellon Municipal Funds, Inc. -BNY Mellon AMT-Free Municipal Bond Fund
1940 Act File No.: 811-06377 CIK No.: 0000878092

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, BNY Mellon AMT-Free Municipal Bond Fund, a series of BNY Mellon Municipal Funds, Inc., hereby requests that the effective date of Form N-14 be accelerated to become effective as soon as it may be practicable.

Sincerely,

BNY MELLON MUNICIPAL FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Name:	Jeff Prusnofsky
Title:	Vice President

BNY MELLON SECURITIES CORPORATION

240 Greenwich Street

New York, New York 10286

December 11, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Emily Rowland

Re:	BNY Mellon Municipal Funds, Inc. -BNY Mellon AMT-Free Municipal Bond Fund
1940 Act File No.: 811-06377 CIK No.: 0000878092

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, BNY Mellon Securities Corporation hereby joins BNY Mellon AMT-Free Municipal Bond Fund, a series of BNY Mellon Municipal Funds, Inc., in requesting that the effective date of Form N-14 be accelerated to become effective as soon as it may be practicable.

Sincerely,

BNY MELLON SECURITIES CORPORATION

By:	/s/ James Bitetto
Name:	James Bitetto
Title:	Assistant Secretary